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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2004 through October 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                            -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/05

                            [LOGO] PIONEER
                                   Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1

Portfolio Summary                                            2

Prices and Distributions                                     3

Performance Update                                           4

Comparing Ongoing Fund Expenses                              7

Portfolio Management Discussion                              9

Schedule of Investments                                     13

Financial Statements                                        27

Notes to Financial Statements                               34

Report of Independent Registered Public Accounting Firm     41

Trustees, Officers and Service Providers                    42

The Pioneer Family of Mutual Funds                          49

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite 12 straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again on November 1, 2005, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Collateralized Mortgage Obligations          0.3%
Convertible Corporate Bonds                  1.5%
Foreign Government Bonds                     2.7%
Asset Backed Securities                      2.9%
Temporary Cash Investment                    3.0%
Corporate Bonds                              89.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.    Noble Group, Ltd., 6.625%, 3/17/15 (144A)                1.63%
 2.    Kvaerner ASA, 0.0%, 10/30/11                             1.62
 3.    Braskem SA, 11.75%, 1/22/14                              1.61
 4.    J Ray McDermott SA, 11.0%, 12/15/13 (144A)               1.56
 5.    Corp Interamer De Entret, 8.875%, 6/14/15 (144A)         1.46
 6.    Continental Air, Inc., 7.568%, 12/1/06                   1.32
 7.    Invista, 9.25%, 5/1/12 (144A)                            1.29
 8.    Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)              1.20
 9.    Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)            1.14
10.    Crystal US Holdings, Inc., Floating Rate Note, 10/1/14   1.13

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   10/31/05   10/31/04
------- ---------- ---------
    A   $11.88     $11.79
    B   $11.85     $11.76
    C   $11.82     $11.74

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/04 - 10/31/05
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.8982            $ -             $ -
   B    $0.7950            $ -             $ -
   C    $0.8012            $ -             $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The Index defined here pertain to the Value of $10,000 Investment charts appearing on pages four to six.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2005)

                           Net Asset     Public
                             Value      Offering
Period                       (NAV)     Price (POP)
Life-of-Class
(8/23/01)                   14.34%       13.10%
1 Year                       8.52         3.60

[THE FOLLOWING DATA WAS REPRESENTED AS MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                ML Global
                 Pioneer        High Yield
                 Global         and Emerging
                 High Yield     Markets
                 Fund           Plus Index
8/01              9550          10000
10/01             9245           9591
                  9273           9430
10/03            13501          12702
                 15502          14465
10/05            16822          15317

Index comparison begins August 31, 2001.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2005)

                              If         If
Period                       Held     Redeemed
Life-of-Class
(11/21/03)                  10.14%      8.24%
1 Year                       7.62       3.61

[THE FOLLOWING DATA WAS REPRESENTED AS MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                ML Global
                 Pioneer        High Yield
                 Global         and Emerging
                 High Yield     Markets
                 Fund           Plus Index
11/03            10000          10000
                 11146          11191
10/05            11595          11854

Index comparison begins November 30, 2003.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of October 31, 2005)

                              If         If
Period                       Held     Redeemed
Life-of-Class
(11/21/03)                  9.79%      9.79%
1 Year                      7.60       7.60

[THE FOLLOWING DATA WAS REPRESENTED AS MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                ML Global
                 Pioneer        High Yield
                 Global         and Emerging
                 High Yield     Markets
                 Fund           Plus Index
11/03            10000          10000
                 11079          11191
10/05            11921          11854

Index comparison begins November 30, 2003.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from May 1, 2005 through October 31, 2005

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 5/1/05

Ending Account Value             $1,041.76      $1,037.40      $1,037.81
On 10/31/05

Expenses Paid During Period*     $    5.35      $    9.81      $    9.45

* Expenses are equal to the Fund annualized expense ratio of 1.04%, 1.91% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from May 1, 2005 through October 31, 2005

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 5/1/05

Ending Account Value             $1,019.96      $1,015.58      $1,015.93
On 10/31/05

Expenses Paid During Period*     $    5.30      $    9.70      $    9.35

* Expenses are equal to the Fund annualized expense ratio of 1.04%, 1.91% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05
--------------------------------------------------------------------------------

Persistent growth in most parts of the world economy supported corporate profit growth, helping the performance of lower-rated high-yield bonds during the 12 months ended October 31, 2005. In the United States, however, the general backdrop for fixed-income investing was heavily influenced by the actions of the Federal Reserve Board. The Fed raised short-term interest rates throughout the 12 months in an effort to stem potential inflationary pressures. In the following discussion, Andrew D. Feltus, CFA, leader of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment for the past 12 months.

Q:   How did the Fund perform?

A: The Fund performed well, with stronger results than either its benchmarks or its competitive mutual fund peer group average. For the 12 months ended October 31, 2005, the Fund Class A shares had a total return of 8.52%, at net asset value. During the same 12 months, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 5.92%, while the Merrill Lynch High Yield Master II Index, a benchmark for U.S. high-yield investments, returned 3.92%. The average return of the 426 funds in Lipper's High Current Yield Fund category for the 12 months was 3.25%.

     The Fund also continued to provide shareholders with attractive current income. The 30-day SEC yield for Class A shares, for example, was 6.67% on October 31, 2005.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

Q:   What were the principal factors affecting Fund performance?

A: The global economy continued to expand throughout 2005, maintaining the growth momentum of the previous year.

     In the United States, corporate profits grew steadily and balance sheets generally strengthened, supporting high-yield investments. However, the fixed-income markets were also influenced by the repeated actions of the Federal Reserve Board in raising short-term interest rates to thwart inflationary pressures. With these general factors as a backdrop, domestic high-yield bonds performed well early in the period. In the spring of 2005, however, the high-yield market slumped as investors reacted to the news about the financial troubles of auto makers General Motors and Ford. The problems eventually led to the downgrading of the credit ratings of both companies to below investment-grade, or high-yield. Later, during the summer, high-yield performance also was negatively affected by the new federal bankruptcy law. In anticipation of its taking effect, several large corporations filed for bankruptcy protection. While those events were occurring, the Federal Reserve kept raising short-term interest rates, contributing to volatility in the bond market. Partly as a result, the yields of 10-year Treasuries climbed by 55 basis points - or .55 of one percentage point - over the 12 months, while the yields of short-maturity securities rose even more.

     Outside the United States, emerging market bonds performed better than domestic high-yield corporate bonds. In Europe, high-yield corporate bonds performed well, but the returns from investing in Europe were restrained by new weakness in the euro currency, which declined in value against the U.S. dollar.

     Throughout the period, we tended to emphasize domestic high-yield bonds relative to both emerging market debt and foreign high-yield corporate bonds. We did not have great confidence in the growth prospects of the European economies, and we thought the current yields did not compensate investors adequately for the risks of investing in emerging market securities. However, we did look aggressively for opportunities in Brazil, where the economy was growing after weathering a period of political turmoil, and in Russia, which benefited from rising oil and natural gas prices.

     At the end of the fiscal year, 55.8% of Fund assets were invested in domestic high-yield bonds, 29.5% in emerging market debt, and 9.6% in high-yield bonds issued by foreign companies in developed nations. The average credit rating of the portfolio's holdings was B.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were some of the investments that had the most significant impact on performance results?

A: Several of our domestic high-yield holdings rose in value either because the issuing companies were acquired by other corporations or because the issuing companies decided to retire some or all of their debt. Among companies that were acquired were shipping and oil services company Seabulk and pet food company Doane Pet Care. Several companies tendered for existing debt they had issued. They included: Mayne, a pharmaceutical company; Metro PCS, a wireless telecommunications provider; Eschelon, a telecommunications service provider for small businesses, which had an initial public stock offering; and Shaw Group, a construction engineering company.

     In Brazil, investments that performed particularly well included bonds of Braskem, a diversified chemical company, and CSN, a steel corporation. Russian bonds that helped support the Fund performance included those of Gazprom, an energy company, ALROSA, the nation's largest diamond miner, and wireless telecommunications service providers MTS and Vimpelcom. Performance also was helped by the general upgrade in the credit ratings of several banks in Kazakhstan.

     Several investments had disappointing results, however, including those of three companies that filed for bankruptcy protection during the period:
     Northwest Airlines; Anchor Glass Container; and Delphi, a major auto parts manufacturer. Another company whose bonds performed poorly was Duane Reade, a New York-based pharmaceutical retail chain.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: We think the domestic high-yield market should continue to offer opportunities as long as the economic recovery continues. With a backdrop of persistent growth, corporate profits should rise and overall credit quality of bond issuers should be strong. In addition, yields have moved higher in recent months, giving investors more compensation for the risks of high-yield bonds. At the same time, as long as the Federal Reserve raises short-term interest rates, the overall fixed-income market may be volatile. We expect to be less optimistic about Europe until we see an acceleration of economic growth, which has been sluggish. In the emerging markets, we expect to de-emphasize Latin America because of high bond prices and rising political risk, and we anticipate taking a more cautious attitude toward Eastern European bonds, which have become more expensive. The only area in the emerging markets that we expect to emphasize will be those Asian markets that can benefit from the rapid growth of China. Bond investments would include those of materials companies whose commodity products are sought by China.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. At times, the Fund investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        CONVERTIBLE CORPORATE BONDS - 1.5%
                        Transportation - 0.8%
                        Marine - 0.8%
       $ 1,600,000      CP Ships, Ltd., 4.0%, 6/30/24 (c)                        $  1,596,000
         4,500,000      CP Ships, Ltd., 4.0%, 6/30/24 (144A)                        4,488,750
                                                                                 ------------
                                                                                 $  6,084,750
                                                                                 ------------
                        Total Transportation                                     $  6,084,750
                                                                                 ------------
                        Pharmaceuticals & Biotechnology - 0.6%
                        Biotechnology - 0.0%
            10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                    $      9,700
                                                                                 ------------
                        Pharmaceuticals - 0.6%
         5,710,000      Pharmaceutical Resources, 2.875%, 9/30/10                $  4,696,475
                                                                                 ------------
                        Total Pharmaceuticals & Biotechnology                    $  4,706,175
                                                                                 ------------
                        TOTAL CONVERTIBLE BONDS
                        (Cost $10,505,097)                                       $ 10,790,925
                                                                                 ------------
                        ASSET BACKED SECURITIES - 3.0%
                        Transportation - 0.5%
                        Airlines - 0.5%
         1,437,788      American Airlines, Inc., 7.377%, 5/23/19                 $    945,954
         1,888,654      American Airlines, Inc., 8.97%, 3/29/08                     1,619,483
         1,093,916      American Airlines, Inc., 9.71%, 1/30/07                     1,039,220
           358,445      Continental Airlines, Inc., 8.312%, 4/2/11                    307,685
                                                                                 ------------
                                                                                 $  3,912,342
                                                                                 ------------
                        Total Transportation                                     $  3,912,342
                                                                                 ------------
                        Retailing - 0.6%
                        Distributors - 0.6%
         4,500,000      NTComex, Inc., 11.75%, 1/15/11 (144A)                    $  4,477,500
                                                                                 ------------
                        Total Retailing                                          $  4,477,500
                                                                                 ------------
                        Diversified Financials - 0.5%
                        Diversified Financial Services - 0.5%
         3,360,000      Caithness Coso Fund Corp., 6.263%,
                          6/15/14 (144A)                                         $  3,406,132
                                                                                 ------------
                        Total Diversified Financials                             $  3,406,132
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements. 13

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Utilities - 1.4%
                        Electric Utilities - 1.4%
       $ 1,816,324      FPL Energy National Wind, 6.125%,
                          3/25/19 (144A)                                         $  1,764,286
         2,147,015      FPL Energy Wind Funding, 6.876%,
                          6/27/17 (144A)                                            2,171,169
         5,865,124      Ormat Funding Corp., 8.25%, 12/30/20                        5,894,450
                                                                                 ------------
                                                                                 $  9,829,905
                                                                                 ------------
                        Total Utilities                                          $  9,829,905
                                                                                 ------------
                        TOTAL ASSET BACKED SECURITIES
                        (Cost $21,713,976)                                       $ 21,625,879
                                                                                 ------------
                        COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                        Diversified Financials - 0.3%
         2,500,000      Tower 2004-2A F, 6.376%, 12/15/14 (144A)                 $  2,464,512
                                                                                 ------------
                        Total Diversified Financials                             $  2,464,512
                                                                                 ------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                        (Cost $2,500,000)                                        $  2,464,512
                                                                                 ------------
                        CORPORATE BONDS - 90.9%
                        Energy - 7.6%
                        Coal & Consumable Fuels - 1.0%
         7,512,523      Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)           $  7,300,940
                                                                                 ------------
                        Oil & Gas Drilling - 0.8%
         3,300,000      Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)               $  3,543,375
        17,000,000      Thule Drilling, 10.0%, 5/10/07                              2,673,452
                                                                                 ------------
                                                                                 $  6,216,827
                                                                                 ------------
                        Oil & Gas Equipment & Services - 2.9%
         1,059,000      Holly Energy Partners LP, 6.25%, 3/1/15                  $  1,027,230
         9,793,000      J Ray McDermott SA, 11.0%, 12/15/13 (144A)                 11,212,985
NOK     43,000,000      Sevan Marine, 9.0%, 3/31/08                                 6,775,141
         1,865,000      Targa Resources, Inc., 8.5%, 11/1/13 (144A)                 1,892,975
                                                                                 ------------
                                                                                 $ 20,908,331
                                                                                 ------------
                        Oil & Gas Exploration & Production - 2.9%
         4,735,000      Baytex Energy, Ltd., 9.625%, 7/15/10                     $  4,936,238
            60,000      Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)                    62,550
         2,230,000      Clayton Williams Energy, 7.75%, 8/1/13 (144A)               2,151,950
         4,100,000      Delta Petroleum Corp., 7.0%, 4/1/15                         3,874,500
            15,000      Energy Partners, Ltd., 8.75%, 8/1/10                           15,600
         2,000,000      Gazprom International SA., 7.201%,
                          2/1/20 (144A)                                             2,127,500


14 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Oil & Gas Exploration & Production - continued
       $ 6,200,000      Petroquest Energy, Inc., 10.375%, 5/15/12                $  6,556,500
         1,335,000      Stone Energy Corp., 6.75%, 12/15/14                         1,268,250
                                                                                 ------------
                                                                                 $ 20,993,088
                                                                                 ------------
                        Total Energy                                             $ 55,419,186
                                                                                 ------------
                        Materials - 20.3%
                        Aluminum - 1.1%
         8,360,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)            $  8,171,900
                                                                                 ------------
                        Commodity Chemicals - 2.2%
           515,000      Arco Chemical Co., 9.8%, 2/1/20                          $    574,225
         5,620,000      Aventine Renewable Energy, Floating Rate Note,
                          12/15/11 (144A)                                           5,844,800
         8,625,000      Invista, 9.25%, 5/1/12 (144A)                               9,271,875
                                                                                 ------------
                                                                                 $ 15,690,900
                                                                                 ------------
                        Construction Materials - 0.6%
         3,750,000      RMCC Acquisition Co., 9.5%, 11/1/12 (144A)               $  3,806,250
           583,000      Texas Industries, Inc., 7.25% 7/15/13 (144A)                  606,320
                                                                                 ------------
                                                                                 $  4,412,570
                                                                                 ------------
                        Diversified Chemical - 2.9%
           615,000      Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)              $    634,988
         1,770,000      Braskem International, Ltd., 9.375%,
                          6/1/15 (144A)                                             1,924,875
           950,000      Braskem SA, 9.75%, 6/1/49 (144A)                              988,000
         9,570,000      Braskem SA, 11.75%, 1/22/14                                11,579,700
           780,000      Braskem SA, 11.75%, 1/22/14 (144A)                            943,800
EURO       652,000      Huntsman International LLC., 10.125%, 7/1/09                  809,244
EURO     3,565,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                        4,275,149
                                                                                 ------------
                                                                                 $ 21,155,756
                                                                                 ------------
                        Diversified Metals & Mining - 1.5%
         2,900,000      Freeport-McMoran Copper & Gold, 6.875%,
                          2/1/14                                                 $  2,856,500
         2,550,000      Vale Overseas, Ltd., 8.25%, 1/17/34                         2,754,000
         5,295,000      Vedenta Resources Plc, 6.625%, 2/22/10 (144A)               5,123,299
                                                                                 ------------
                                                                                 $ 10,733,799
                                                                                 ------------
                        Forest Products - 1.8%
         4,820,000      Ainsworth Lumber, 6.75%, 3/15/14                         $  4,100,250
         3,250,000      Mandra Foresty, 12.0%, 5/15/13 (144A)                       3,274,375
         5,325,000      Sino Forest Corp., 9.125%, 8/17/11 (144A)                   5,657,813
                                                                                 ------------
                                                                                 $ 13,032,438
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements. 15

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Metal & Glass Containers - 0.7%
       $ 3,885,000      Anchor Glass Container, 11.0%, 2/15/13                   $  2,466,974
         2,885,000      Vitro Envases Norteamerica, 10.75%,
                          7/23/11 (144A)                                            2,856,150
                                                                                 ------------
                                                                                 $  5,323,124
                                                                                 ------------
                        Paper Packaging - 2.0%
         8,355,000      Graham Packaging Co., 9.875%, 10/15/14                   $  7,811,925
         7,880,000      Graphic Packaging International, 9.5%, 8/15/13              7,072,300
                                                                                 ------------
                                                                                 $ 14,884,225
                                                                                 ------------
                        Paper Products - 0.1%
         1,060,000      Mercer International, Inc., 9.25%, 2/15/13               $    890,400
                                                                                 ------------
                        Environmental & Facilities Services - 2.5%
         4,375,000      Alrosa Finance SA, 8.875%, 11/17/14 (144A)               $  5,020,313
                                                                                 ------------
                        Specialty Chemicals - 4.6%
         5,525,000      Basell Finance Co., 8.1%, 3/15/27 (144A)                 $  5,193,500
        11,705,000      Crystal US Holdings, Inc., Floating Rate
                          Note, 10/1/14                                             8,134,975
         5,000,000      Ferro Corp., 7.625%, 5/1/13                                 5,061,225
         1,329,000      OM Group, Inc., 9.25%, 12/15/11                             1,279,163
         2,570,000      Polyone Corp., 8.875%, 5/1/12                               2,280,875
         7,050,000      Resolution Performance Products,
                          13.5%, 11/15/10                                           7,455,375
EURO     1,000,000      Rhodia SA, 8.0%, 6/1/10 (144A)                              1,214,190
EURO     2,480,000      Rhodia SA, 9.25%, 6/1/11                                    3,018,627
                                                                                 ------------
                                                                                 $ 33,637,930
                                                                                 ------------
                        Steel - 2.1%
         6,210,000      CSN Islands IX Corp., 10.0%, 1/15/15 (144A)              $  6,784,425
         2,990,000      CSN Islands X Corp., 9.5%, 7/1/49 (144A)                    3,042,325
         2,410,000      Edgen Acquisition Corp., 9.875%, 2/1/11                     2,410,000
         2,950,000      International Steel Group, 6.5%, 4/15/14                    2,898,375
                                                                                 ------------
                                                                                 $ 15,135,125
                                                                                 ------------
                        Total Materials                                          $148,088,480
                                                                                 ------------
                        Capital Goods - 7.0%
                        Building Products - 3.0%
         6,715,000      Builders Firstsource, Inc., Floating Rate
                          Note, 2/15/12                                          $  6,748,575
         2,990,000      Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                   3,087,175
         4,805,000      Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)               4,636,825
         7,400,000      US Concrete, Inc., 8.375%, 4/1/14                           7,390,750
                                                                                 ------------
                                                                                 $ 21,863,325
                                                                                 ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Construction & Engineering - 0.5%
       $ 4,000,000      Dycom Industries, Inc., 8.125%, 10/15/15 (144A)          $  4,010,000
                                                                                 ------------
                        Construction & Farm Machinery & Heavy Trucks - 0.8%
            20,000      Hines Nurseries, Inc., 10.25%, 10/1/11                   $     19,800
         2,070,000      Navistar International, 6.25%, 3/1/12                       1,857,825
         3,875,000      Navistar International, 7.5%, 6/15/11                       3,681,250
                                                                                 ------------
                                                                                 $  5,558,875
                                                                                 ------------
                        Heavy Electrical Equipment - 1.1%
         3,030,000      Altra Industrial Motion, 9.0%, 12/1/11 (144A)            $  2,939,100
         4,750,000      Hawk Corp., 8.75%, 11/1/14                                  4,797,500
                                                                                 ------------
                                                                                 $  7,736,600
                                                                                 ------------
                        Trading Companies & Distributors - 1.6%
        12,975,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)                $ 11,749,823
                                                                                 ------------
                        Total Capital Goods                                      $ 50,918,623
                                                                                 ------------
                        Commercial Services & Supplies - 6.6%
                        Diversified Commercial Services - 3.6%
         7,055,000      Cardtronics, Inc., 9.25%, 8/15/13 (144A)                 $  7,125,550
         1,500,000      Cornell Co's, Inc., 10.75%, 7/1/12                          1,526,250
         5,355,000      FTI Consulting, 7.625%, 6/15/13 (144A)                      5,462,100
         5,720,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14                5,005,000
         7,475,000      United Rentals, Inc., 7.75%, 11/15/13 (c)                   7,101,250
                                                                                 ------------
                                                                                 $ 26,220,150
                                                                                 ------------
                        Environmental & Facilities Services - 2.5%
         5,885,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)              $  6,591,200
         6,880,000      Hydrochem Industrial Service, 9.25%,
                          2/15/13 (144A)                                            6,295,200
         5,300,000      Waste Services, Inc., 9.5%, 04/15/14                        5,247,000
                                                                                 ------------
                                                                                 $ 18,133,400
                                                                                 ------------
                        Human Resource & Employment Services - 0.5%
         4,185,000      Knowledge Learning Center, 7.25%, 2/1/15 (144A)          $  3,892,050
                                                                                 ------------
                        Total Commercial Services & Supplies                     $ 48,245,600
                                                                                 ------------
                        Transportation - 7.8%
                        Airlines - 1.9%
           810,000      AMR Corp., 9.0%, 8/1/12 (c)                              $    558,900
         3,558,000      AMR Corp., 9.0%, 9/15/16                                    2,419,440
           275,000      AMR Corp., 9.8%, 10/1/21                                      155,375
        10,885,000      Continental Air, Inc., 7.568%, 12/1/06                      9,491,589
           250,000      Northwest Airlines, Inc., 7.875%, 3/15/08 (c) (d)              72,500


   The accompanying notes are an integral part of these financial statements. 17

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Airlines - continued
       $ 3,100,000      Northwest Airlines, Inc., 10.0%, 2/1/09 (d)              $    883,500
                                                                                 ------------
                                                                                 $ 13,581,304
                                                                                 ------------
                        Airport Services - 0.0%
           275,000      K&F Acquisition, Inc., 7.75%, 11/15/14                   $    275,000
                                                                                 ------------
                        Marine - 4.2%
NOK     85,428,200      Kvaerner ASA, 0.0%, 10/30/11                             $ 11,621,723
         3,251,000      H-Lines Finance Holding, Floating Rate
                          Note, 4/1/13                                              2,673,948
         1,500,000      Seabulk International, Inc., 9.5%, 8/15/13                  1,685,625
         6,375,000      Ship Finance International, Ltd., 8.5%, 12/15/13            6,080,155
         6,435,000      Stena AB, 7.0%, 12/1/16                                     5,791,500
         2,660,000      Trailer Bridge, Inc., 9.25%, 11/15/11                       2,733,150
                                                                                 ------------
                                                                                 $ 30,586,101
                                                                                 ------------
                        Railroads - 1.3%
         5,250,000      Atlantic Express Transportation, 12.0%, 4/15/08          $  4,620,000
         4,980,000      TFM SA DE CV, 9.375%, 5/1/12 (144A)                         5,403,300
                                                                                 ------------
                                                                                 $ 10,023,300
                                                                                 ------------
                        Trucking - 0.4%
         2,700,000      Greenbrier Companies, Inc., 8.375%, 5/15/15              $  2,774,250
                                                                                 ------------
                        Total Transportation                                     $ 57,239,955
                                                                                 ------------
                        Automobiles & Components - 5.6%
                        Auto Parts & Equipment - 2.6%
         1,280,000      Accuride Corp., 8.5%, 2/1/15                             $  1,209,600
         1,435,000      Commercial Vehicle Group, 8.0%, 7/1/13 (144A)               1,406,300
         3,890,000      Cooper Standard Auto, 8.375%, 12/15/14                      2,917,500
         3,340,000      Stanadyne Corp., 10.0%, 8/15/14                             3,256,500
        13,800,000      Stanadyne Corp., Floating Rate Note, 2/15/15                7,314,000
         1,005,000      Sun Sage BV, 8.25%, 3/26/09 (144A)                          1,060,274
         1,400,000      UGS Corp., 10.0%, 6/1/12                                    1,529,500
                                                                                 ------------
                                                                                 $ 18,693,674
                                                                                 ------------
                        Automobile Manufacturers - 1.8%
         7,155,000      Ford Motor Credit Corp., 7.375%, 10/28/09                $  6,827,122
EURO     7,220,000      General Motors, 7.25%, 7/3/13                               6,723,979
                                                                                 ------------
                                                                                 $ 13,551,101
                                                                                 ------------
                        Tires & Rubber - 1.2%
         8,965,000      Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)              $  8,651,225
                                                                                 ------------
                        Total Automobiles & Components                           $ 40,896,000
                                                                                 ------------


18 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Consumer Durables & Apparel - 1.2%
                        Homebuilding - 1.2%
       $ 4,000,000      WCI Communities, Inc., 6.625%, 3/15/15                   $  3,430,000
         1,820,000      WCI Communities, Inc., 7.875%, 10/1/13                      1,724,450
         1,800,000      William Lyon Homes, 7.5%, 2/15/14                           1,566,000
         2,480,000      William Lyon Homes, 7.625%, 12/15/12                        2,207,200
                                                                                 ------------
                                                                                 $  8,927,650
                                                                                 ------------
                        Total Consumer Durables & Apparel                        $  8,927,650
                                                                                 ------------
                        Consumer Services - 1.3%
                        Casinos & Gaming - 0.5%
         1,705,000      MTR Gaming Group., 9.75%, 4/1/10                         $  1,794,513
         2,105,000      San Pasqual Casino, 8.0%, 9/15/13 (144A)                    2,094,475
                                                                                 ------------
                                                                                 $  3,888,988
                                                                                 ------------
                        Hotels, Resorts & Cruise Lines - 0.8%
         1,400,000      Grupo Posadas Sa De CV, 8.75%,
                          10/4/11 (144A)                                         $  1,470,000
            10,000      Meristar Hospitality Operations Finance Corp.,
                          10.5%, 6/15/09                                               10,563
         4,050,000      Trump Entertainment Resorts, 8.5%, 6/1/15                   3,923,438
                                                                                 ------------
                                                                                 $  5,404,001
                                                                                 ------------
                        Total Consumer Services                                  $  9,292,989
                                                                                 ------------
                        Media - 4.1%
                        Broadcasting & Cable Television - 1.9%
         1,510,000      Innova S De R.L., 9.375%, 9/19/13                        $  1,672,325
EURO     1,875,000      Kabel BW Holdings GMBH, Floating Rate
                          Note, 2/3/15                                              2,265,364
EURO     1,055,528      Kabel Deutsch Holdings, Floating Rate Note,
                          12/15/14 (144A)                                           1,300,599
         5,000,000      Kabel Deutschland GMBH, 10.625%,
                          7/1/14 (144A)                                             5,381,250
EURO     2,585,000      NTL Cable Plc, 8.75%, 4/15/14                               3,316,928
                                                                                 ------------
                                                                                 $ 13,936,466
                                                                                 ------------
                        Movies & Entertainment - 1.5%
        10,970,000      Interamer De Entret Corp., 8.875%,
                          6/14/15 (144A)                                         $ 10,531,200
                                                                                 ------------
                        Publishing - 0.7%
         2,665,000      Sheridan Acquisition Corp., 10.25%, 8/15/11              $  2,771,600
         3,580,000      Visant Holding Corp., 10.25%, 12/1/13 (STEP)                2,586,550
                                                                                 ------------
                                                                                 $  5,358,150
                                                                                 ------------
                        Total Media                                              $ 29,825,816
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements. 19

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Retailing - 1.4%
                        Computer & Electronics Retail - 0.3%
       $ 2,710,000      GSC Holdings Corp., 8.0%, 10/1/12 (144A)                 $  2,635,475
                                                                                 ------------
                        Distributors - 0.4%
EURO     2,400,000      Central Eur Distribution Corp., 8.0%,
                          7/25/12 (144A)                                         $  3,079,547
                                                                                 ------------
                        General Merchandise Stores - 0.6%
EURO     3,500,000      Ray Acquisition, 9.375%, 3/16/15 (144A)                  $  4,302,131
                                                                                 ------------
                        Specialty Stores - 0.1%
           590,000      Asbury Automotive Group, 8.0%, 3/15/14                   $    542,800
                                                                                 ------------
                        Total Retailing                                          $ 10,559,953
                                                                                 ------------
                        Food & Drug Retailing - 2.2%
                        Drug Retail - 0.6%
         5,310,000      Duane Reade, Inc., 9.75%, 8/1/11 (c)                     $  3,902,850
           375,000      Duane Reade, Inc., Floating Rate Note, 12/15/10               356,250
                                                                                 ------------
                                                                                 $  4,259,100
                                                                                 ------------
                        Food Distributors - 1.6%
         4,730,000      Doane Pet Care Co., 9.75%, 5/15/07                       $  4,735,913
         3,200,000      Doane Pet Care Co., 10.625%, 11/15/15 (144A)                3,240,000
         4,095,000      Wornick Co., 10.875%, 7/15/11                               4,197,375
                                                                                 ------------
                                                                                 $ 12,173,288
                                                                                 ------------
                        Total Food & Drug Retailing                              $ 16,432,388
                                                                                 ------------
                        Food, Beverage & Tobacco - 0.6%
                        Brewers - 0.6%
         4,519,000      Argentine Beverages, 7.375%, 3/22/12 (144A)              $  4,519,000
           120,000      Cia Brasileira de Bebida, 8.75%, 9/15/13                      140,400
                                                                                 ------------
                                                                                 $  4,659,400
                                                                                 ------------
                        Total Food, Beverage & Tobacco                           $  4,659,400
                                                                                 ------------
                        Health Care Equipment & Services - 2.8%
                        Health Care Distributors - 0.9%
         6,925,000      AEP Industries, Inc., 7.875%, 3/15/13                    $  6,582,995
                                                                                 ------------
                        Health Care Equipment - 1.1%
         5,989,000      Hanger Orthopedic Group, 10.375%, 2/15/09 (c)            $  5,914,138
         2,900,000      Medical Services Co., Floating Rate Note,
                          10/15/11 (144A)                                           2,610,000
                                                                                 ------------
                                                                                 $  8,524,138
                                                                                 ------------


20 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Health Care Services - 0.8%
       $ 1,760,000      AMR Holdco/Emcar Holdco, 10.0%,
                          2/15/15 (144A)                                         $  1,918,400
         3,665,000      Rural/Metro Corp., 9.875%, 3/15/15 (144A)                   3,701,650
                                                                                 ------------
                                                                                 $  5,620,050
                                                                                 ------------
                        Total Health Care Equipment & Services                   $ 20,727,183
                                                                                 ------------
                        Pharmaceuticals & Biotechnology - 1.8%
                        Pharmaceuticals - 1.8%
         5,350,000      Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                $  5,624,188
         8,140,000      Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                 7,488,800
                                                                                 ------------
                                                                                 $ 13,112,988
                                                                                 ------------
                        Total Pharmaceuticals & Biotechnology                    $ 13,112,988
                                                                                 ------------
                        Banks - 3.2%
                        Diversified Banks - 3.2%
         6,575,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                      $  6,747,265
         3,750,000      Kazkommerts Finance BV, Floating Rate Note,
                          11/29/49 (144A)                                           3,778,124
         1,900,000      Kazkommerts International BV, 8.0%,
                          11/3/15 (144A)                                            1,892,704
         3,495,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)                    3,438,206
         7,070,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)                  7,193,725
                                                                                 ------------
                                                                                 $ 23,050,024
                                                                                 ------------
                        Total Banks                                              $ 23,050,024
                                                                                 ------------
                        Diversified Financials - 3.2%
                        Investment Banking & Brokerage - 0.5%
         1,255,000      E*Trade Financial Corp., 7.375%, 9/15/13 (144A)          $  1,236,175
         2,100,000      Sistema Finance SA, 10.25%, 4/14/08                         2,232,300
                                                                                 ------------
                                                                                 $  3,468,475
                                                                                 ------------
                        Diversified Financial Services - 2.3%
         1,625,000      Bombardier Capital, Inc., 7.09%, 3/30/07                 $  1,629,063
         5,640,000      Dollar Financial Group, 9.75%, 11/15/11                     5,752,800
         5,225,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                  4,812,908
         4,570,000      Harvest Operations Corp., 7.875%, 10/15/11                  4,432,900
EURO        10,000      MDP Acquisitions Plc, 10.125%, 10/1/12 (144A)                  12,592
                                                                                 ------------
                                                                                 $ 16,640,263
                                                                                 ------------
                        Specialized Finance - 0.4%
         3,300,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)                      $  3,399,000
                                                                                 ------------
                        Total Diversified Financials                             $ 23,507,738
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements. 21

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Insurance - 1.7%
                        Life & Health Insurance - 0.5%
       $ 4,191,000      Presidential Life Corp., 7.875%, 2/15/09                 $  4,107,180
                                                                                 ------------
                        Multi-Line Insurance - 0.1%
           600,000      Allmerica Financial Corp., 7.625%, 10/15/25              $    601,184
                                                                                 ------------
                        Property & Casualty Insurance - 0.3%
         2,000,000      Kingsway America, Inc., 7.5%, 2/1/14                     $  2,041,466
                                                                                 ------------
                        Reinsurance - 0.8%
         6,055,000      Platinum Underwriters HD, 6.371%,
                          11/16/07 (144A)                                        $  5,935,547
                                                                                 ------------
                        Total Insurance                                          $ 12,685,377
                                                                                 ------------
                        Real Estate - 1.1%
                        Real Estate Investment Trusts - 1.1%
         2,718,000      Host Marriott LP, 6.375%, 3/15/15                        $  2,636,460
         3,750,000      Trustreet Properties, Inc., 7.5%, 4/1/15                    3,796,874
         1,275,000      Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)             1,290,938
                                                                                 ------------
                                                                                 $  7,724,272
                                                                                 ------------
                        Total Real Estate                                        $  7,724,272
                                                                                 ------------
                        Software & Services - 1.0%
                        Application Software - 0.6%
EURO     3,445,000      Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)             $  4,652,815
                                                                                 ------------
                        Internet Software & Services - 0.4%
         2,850,000      Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                 $  2,772,762
                                                                                 ------------
                        Total Software & Services                                $  7,425,577
                                                                                 ------------
                        Technology Hardware & Equipment - 0.8%
                        Electronic Equipment & Instruments - 0.0%
            15,000      General Cable Corp., 9.5%, 11/15/10                      $     15,824
                                                                                 ------------
                        Electronic Manufacturing Services - 0.8%
         5,760,000      Sanmina-Sci Corp., 6.75%, 3/1/13 (c)                     $  5,385,600
                                                                                 ------------
                        Office Electronics - 0.0%
           100,000      Xerox Corp., 8.0%, 2/1/27                                $    103,000
                                                                                 ------------
                        Total Technology Hardware & Equipment                    $  5,504,424
                                                                                 ------------
                        Semiconductors - 0.9%
                        Semiconductors - 0.9%
         4,845,000      Chartered Semiconductor, 6.375%, 8/3/15                  $  4,629,964
         1,875,000      Magnachip Semiconductor, 8.0%, 12/15/14                     1,715,625
                                                                                 ------------
                                                                                 $  6,345,589
                                                                                 ------------
                        Total Semiconductors                                     $  6,345,589
                                                                                 ------------


22 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        Telecommunication Services - 6.5%
                        Integrated Telecommunication Services - 1.8%
       $ 3,115,000      Eschelon Operating Co., 8.375%, 3/15/10                  $  2,896,950
         2,824,000      Eschelon Operating Co., 8.375%, 3/15/10                     2,626,320
           900,000      Ntelos Holding Corp., Floating Rate Note,
                          10/15/13 (144A)                                             895,500
         9,860,000      Zeus Special Sub, Ltd., Floating Rate Note,
                          2/1/15 (144A)                                             6,482,950
                                                                                 ------------
                                                                                 $ 12,901,720
                                                                                 ------------
                        Wireless Telecommunication Services - 4.7%
EURO     1,885,000      Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                  $  2,294,400
         2,350,000      Horizon PCS, Inc., 11.375%, 7/15/12                         2,643,750
         5,470,000      Inmarsat Finance Plc, Floating Rate
                          Note, 11/15/12                                            4,471,724
         3,000,000      Mobile Telesystems Finance, 8.0%,
                          1/28/12 (144A)                                            3,090,000
         1,889,000      Mobile Telesystems Finance, 8.375%,
                          10/14/10 (144A)                                           1,974,005
CAD         10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                              8,901
CAD      8,200,000      Rogers Wireless, Inc., 7.625%, 12/15/11                     7,420,187
         5,245,000      Tele Norte Leste Participacoes, 8.0%, 12/18/13              5,585,925
           850,000      UBS Vimpelcom, 10.0%, 6/16/09                                 918,595
         1,750,000      UBS Vimpelcom, 10.0%, 6/16/09 (144A)                        1,894,375
         1,980,000      UBS Vimpelcom, 8.0%, 2/11/10 (144A)                         2,014,650
         1,850,000      UBS Vimpelcom, 8.375%, 10/22/11 (144A)                      1,916,600
                                                                                 ------------
                                                                                 $ 34,233,112
                                                                                 ------------
                        Total Telecommunication Services                         $ 47,134,832
                                                                                 ------------
                        Utilities - 2.2%
                        Electric Utilities - 1.4%
         6,907,000      AES Chivor, 9.75%, 12/30/14 (144A)                       $  7,511,363
         2,701,563      Juniper Generation, 6.79%, 12/31/14 (144A)                  2,621,624
                                                                                 ------------
                                                                                 $ 10,132,987
                                                                                 ------------
                        Multi-Utilities - 0.3%
         2,260,000      Reliant Energy, Inc., 6.75%, 12/15/14                    $  2,101,800
                                                                                 ------------
                        Water Utilities - 0.5%
EURO     2,950,000      FG4 SA, 8.375%, 4/30/15 (144A)                           $  4,015,223
                                                                                 ------------
                        Total Utilities                                          $ 16,250,010
                                                                                 ------------
                        TOTAL CORPORATE BONDS
                        (Cost $672,400,999)                                      $663,974,054
                                                                                 ------------


   The accompanying notes are an integral part of these financial statements. 23

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

         Principal
            Amount
           USD ($)                                                                      Value
                        FOREIGN GOVERNMENT BONDS - 2.8%
ITL  2,100,000,000      Banco Nac De Desen Econo, 8.0% 4/28/10                   $  1,401,635
         2,405,000      Federal Republic of Brazil, 7.875%, 3/7/15                  2,443,480
           935,000      Republic of Columbia, 8.25% 12/22/14                        1,011,670
         4,150,000      Republic of Columbia, 10.75% 1/15/13                        5,042,250
COP  2,510,000,000      Republic of Columbia, 11.75%, 3/1/10                        1,215,322
COP 10,258,000,000      Republic of Columbia, 12.0%, 10/22/15                       5,143,334
           285,000      Republic of Ecuador, Floating Rate Note, 8/15/30 (e)          252,938
         2,330,000      Republic of Panama, 7.25%, 3/15/15                          2,446,500
EURO     1,000,000      United Mexican States, 5.5%, 2/17/20                        1,268,754
                                                                                 ------------
                                                                                 $ 20,225,883
                                                                                 ------------
                        TOTAL FOREIGN GOVERNMENT BONDS
                        (Cost $18,737,649)                                       $ 20,225,883
                                                                                 ------------
                        MUNICIPAL BONDS - 0.0%
                        Municipal Airport - 0.0%
            15,000      New Jersey Economic Development Authority
                          Special Facility Revenue, 7.0%, 11/15/30               $     12,921
                                                                                 ------------
                        Municipal Facilities - 0.0%
           250,000      East Chicago Industry Exempt Facilities,
                          7.0%, 1/1/14                                           $    263,618
                                                                                 ------------
                        TOTAL MUNICIPAL BONDS
                        (Cost $229,881)                                          $    276,539
                                                                                 ------------

            Shares
                        RIGHTS/WARRANTS - 0.0%
                        Materials - 0.0%
                        Forest Products - 0.0%
             3,250      Mandra Forestry, Exp. 5/15/13*                           $          0
                                                                                 ------------
                        Total Materials                                          $          0
                                                                                 ------------
                        Capital Goods - 0.0%
                        Building Products - 0.0%
           133,000      Thule Drilling ASA*                                      $          0
                                                                                 ------------
                        Total Capital Goods                                      $          0
                                                                                 ------------
                        Transportation - 0.0%
                        Railroads - 0.0%
             5,250      Atlantic Express Transportation, Exp. 4/15/08*           $          0
                                                                                 ------------
                        Total Transportation                                     $          0
                                                                                 ------------
                        TOTAL RIGHT/WARRANTS
                        (Cost $0)                                                $          0
                                                                                 ------------


24 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Shares                                                                      Value
                        TEMPORARY CASH INVESTMENTS - 3.0%
                        Securities Lending Collateral - 3.0%
        22,052,142      Securities Lending Investment Fund, 3.89%                $ 22,052,142
                                                                                 ------------
                        TOTAL TEMPORARY CASH INVESTMENTS
                        (Cost $22,052,142)                                       $ 22,052,142
                                                                                 ------------
                        TOTAL INVESTMENT IN SECURITIES - 101.5%
                        (Cost 748,139,744) (a) (b)                               $741,409,934
                                                                                 ------------
                        OTHER ASSETS AND LIABILITIES - (1.5)%                    $(10,747,862)
                                                                                 ------------
                        TOTAL NET ASSETS - 100%                                  $730,662,072
                                                                                 ============

*     Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2005, the value of these securities amounted to $335,766,668 or 46.0% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another couple at a specific date. The rate shown is the rate at the end of the period.

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $748,309,280 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                          $14,103,168
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                          (21,002,514)
                                                                                  -----------
        Net unrealized loss                                                       $(6,899,346)
                                                                                  ===========

(b) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

        United States                             55.8%
        Canada                                     4.5
        Brazil                                     3.9
        Mexico                                     3.9
        Luxembourg                                 3.7
        Norway                                     3.4
        Columbia                                   2.8
        Cayman Islands                             2.8
        Netherlands                                2.7
        Bermuda                                    2.0
        Panama                                     1.9
        United Kingdom                             1.9
        France                                     1.7
        Hong Kong                                  1.6
        Germany                                    1.2
        Other (Individually less than 1%)          6.2
                                                 -----
                                                 100.0%
                                                 =====


   The accompanying notes are an integral part of these financial statements. 25

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

(c)   At October 31, 2005, the following securities were out on loan:

       Principal
          Amount
         USD ($)     Description                                          Value
      $  809,000     AMR Corp., 9.0%, 8/1/12                           $   558,210
       1,045,000     CP Ships, Ltd., 4.0%, 6/30/24                       1,042,388
       1,500,000     Delphi Corp., 6.5%, 5/1/9+                          1,087,500
       2,565,000     Delphi Corp., 6.55%, 6/15/06+                       1,839,731
       3,982,500     Duane Reade, Inc., 9.75%, 8/1/11                    2,947,050
       4,477,250     Hanger Orthopedic Group, 10.375%, 2/15/09           4,432,478
         150,000     Northwest Airlines, Inc., 7.875%, 3/15/08 (d)          43,500
       4,320,000     Sanmina-Sci Corp., 6.75%, 3/1/13                    4,060,800
       5,606,250     United Rentals, Inc., 7.75%, 11/15/13               5,325,938
                                                                       -----------
                   Total                                               $21,337,595
                                                                       ===========

+     Indicated unsettled sale as of 10/31/05

(d)   Security is in default and is non-income producing

(e) Debt obligation initially issued at on coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted:

        EURO     Euro Dollar
        COP      Columbian Peso
        ITL      Italian Lira
        NOK      Norwegian Kroner
        CAD      Canadian Dollar

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2005 aggregated $725,970,355 and $178,401,356, respectively.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $21,337,595) (cost $748,139,744)                            $741,409,934
  Foreign currencies, at value (cost $1,051,421)                   1,046,414
  Receivables -
    Investment securities sold                                     5,119,561
    Fund shares sold                                               4,920,168
    Interest                                                      15,374,007
    Due from Pioneer Investment Management, Inc.                      14,077
                                                                ------------
      Total assets                                              $767,884,161
                                                                ------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  7,950,064
    Fund shares repurchased                                        2,572,781
    Dividends                                                      2,128,749
    Upon return of securities loaned                              22,052,142
  Due to bank                                                      2,145,626
  Due to affiliates                                                  232,932
  Accrued expenses                                                   139,795
                                                                ------------
      Total liabilities                                         $ 37,222,089
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $734,784,221
  Undistributed net investment income                                527,291
  Accumulated net realized gain on investments and foreign
    currency transactions                                          2,101,843
  Net unrealized loss on investments                              (6,729,810)
  Net unrealized loss on other assets and liabilities
    denominated in foreign currencies                                (21,473)
                                                                ------------
      Total net assets                                          $730,662,072
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $343,885,824/28,940,572 shares)             $      11.88
                                                                ============
  Class B (based on $98,462,308/8,305,651 shares)               $      11.85
                                                                ============
  Class C (based on $288,313,940/24,386,299 shares)             $      11.82
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($11.88 [divided by] 95.5%)                           $      12.44
                                                                ============


   The accompanying notes are an integral part of these financial statements. 27

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/05

INVESTMENT INCOME:
  Interest                                               $ 43,452,512
  Income from securities loaned, net                          193,036
                                                         ------------
      Total investment income                                                $ 43,645,548
                                                                             ------------
EXPENSES:
  Management fees                                        $  3,573,337
  Transfer agent fees and expenses
    Class A                                                   342,862
    Class B                                                   121,047
    Class C                                                   282,983
  Distribution fees
    Class A                                                   583,093
    Class B                                                   660,408
    Class C                                                 2,170,630
  Administrative reimbursements                                93,439
  Custodian fees                                               38,005
  Registration fees                                           225,194
  Professional fees                                            48,637
  Printing expense                                             37,893
  Fees and expenses of nonaffiliated trustees                  12,789
  Miscellaneous                                                10,367
                                                         ------------
      Total expenses                                                         $  8,200,684
      Less management fees waived and expenses
        reimbursed by Pioneer Investment
        Management, Inc.                                                         (514,809)
      Less fees paid indirectly                                                    (9,105)
                                                                             ------------
      Net expenses                                                           $  7,676,770
                                                                             ------------
        Net investment income                                                $ 35,968,778
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                          $  2,142,675
    Forward foreign currency contract and other assets
      and liabilities denominated in foreign currencies       218,096        $  2,360,771
                                                         ------------        ------------
  Change in net unrealized loss on:
    Investments                                          $(12,139,590)
    Other assets and liabilities denominated in
      foreign currencies                                      (11,297)       $(12,150,887)
                                                         ------------        ------------
  Net loss on investments                                                    $ (9,790,116)
                                                                             ------------
  Net increase in net assets resulting from operations                       $ 26,178,662
                                                                             ============


28 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/05 and 10/31/04, respectively.

                                                           Year Ended       Year Ended
                                                            10/31/05         10/31/04
FROM OPERATIONS:
Net investment income                                     $  35,968,778    $  6,189,994
Net realized gain (loss) on investments and foreign
  currency transactions                                       2,360,771        (145,194)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                         (12,150,887)      5,332,646
                                                          -------------    ------------
    Net increase in net assets resulting from
      operations                                          $  26,178,662    $ 11,377,446
                                                          -------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.90 and $0.89 per share, respectively)     $ (17,088,531)   $ (2,348,993)
    Class B ($0.80 and $0.81 per share, respectively)        (4,312,340)       (703,070)
    Class C ($0.80 and $0.76 per share, respectively)       (14,293,466)     (3,014,693)
Net realized gain:
    Class A ($0.00 and $0.21 per share, respectively)     $           -    $    (15,555)
    Class B ($0.00 and $0.21 per share, respectively)                 -             (18)
    Class C ($0.00 and $0.21 per share, respectively)                 -             (18)
                                                          -------------    ------------
      Total distributions to shareowners                  $ (35,694,337)   $ (6,082,347)
                                                          -------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 674,647,326    $187,814,852
Reinvestment of distributions                                16,405,125       2,242,239
Cost of shares repurchased                                 (133,942,624)    (13,228,162)
Redemption Fees                                                  95,912
                                                          -------------
    Net increase in net assets resulting from fund
      share transactions                                  $ 557,205,739    $176,828,929
                                                          -------------    ------------
    Net increase in net assets                            $ 547,690,064    $182,124,028
NET ASSETS:
Beginning of year                                           182,972,008         847,980
                                                          -------------    ------------
End of year (including undistributed net investment
  income of $527,291 and $76,261 respectively)            $ 730,662,072    $182,972,008
                                                          -------------    ------------


   The accompanying notes are an integral part of these financial statements. 29

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amount     '04 Shares     '04 Amount
CLASS A
Shares sold                        28,487,580     $344,805,683     6,555,677     $74,330,596
Reinvestment of distributions         725,075        8,745,645        77,768         885,202
Less shares repurchased            (6,212,612)     (74,793,960)     (767,916)     (7,819,960)
                                   ----------     ------------     ---------     -----------
    Net increase                   23,000,043     $278,757,368     5,865,529     $67,395,838
                                   ==========     ============     =========     ===========
CLASS B
Shares sold                         7,207,460     $ 87,051,659     1,824,415     $20,850,138
Reinvestment of distributions         148,205        1,783,405        21,373         242,401
Less shares repurchased              (785,108)      (9,433,668)     (110,694)     (1,251,239)
                                   ----------     ------------     ---------     -----------
    Net increase                    6,570,557     $ 79,401,396     1,735,094     $19,841,300
                                   ==========     ============     =========     ===========
CLASS C
Shares sold                        20,153,947     $242,885,896     8,154,427     $92,634,118
Reinvestment of distributions         489,403        5,876,075        98,280       1,114,636
Less shares repurchased            (4,138,449)     (49,714,996)     (371,309)     (4,156,963)
                                   ----------     ------------     ---------     -----------
    Net increase                   16,504,901     $199,046,975     7,881,398     $89,591,791
                                   ==========     ============     =========     ===========


30 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended      Year Ended
CLASS A                                                           10/31/05      10/31/04 (a)
Net asset value, beginning of period                              $  11.79        $ 11.31
                                                                  --------        -------
Increase (decrease) from investment operations:
  Net investment income                                           $   0.90        $  0.69
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                     0.09           0.89
                                                                  --------        -------
  Net increase (decrease) from investment operations              $   0.99        $  1.58
Distributions to shareowners:
  Net investment income                                              (0.90)         (0.89)
  Net realized gain                                                      -          (0.21)
                                                                  --------        -------
Total distributions                                               $   0.90        $ (1.10)
                                                                  --------        -------
Redemption Fee                                                    $      -(c)     $     -
                                                                  --------        -------
Net increase (decrease) in net asset value                        $   0.09        $  0.48
                                                                  --------        -------
Net asset value, end of period                                    $  11.88        $ 11.79
                                                                  ========        =======
Total return*                                                         8.52%         14.82%
Ratio of net expenses to average net assets+                          1.04%          0.75%
Ratio of net investment income to average net assets+                 7.40%          8.02%
Portfolio turnover rate                                                 36%            50%
Net assets, end of period (in thousands)                          $343,886        $70,063
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.18%          1.41%
  Net investment income (loss)                                        7.26%          7.36%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.04%          0.75%
  Net investment income                                               7.40%          8.02%

                                                                  Year Ended     Year Ended      8/27/01 (a)
CLASS A                                                          10/31/03 (a)   10/31/02 (a)     to 10/31/01
Net asset value, beginning of period                                $ 8.56         $ 9.51          $ 10.00
                                                                    ------         ------          -------
Increase (decrease) from investment operations:
  Net investment income                                             $ 1.00         $ 1.02          $  0.12
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                     2.75          (0.95)           (0.49)
                                                                    ------         ------          -------
  Net increase (decrease) from investment operations                $ 3.75         $ 0.07          $ (0.37)
Distributions to shareowners:
  Net investment income                                              (1.00)         (1.02)           (0.12)
  Net realized gain                                                      -              -                -
                                                                    ------         ------          -------
Total distributions                                                 $(1.00)        $(1.02)         $ (0.12)
                                                                    ------         ------          -------
Redemption Fee                                                      $    -         $    -          $     -
                                                                    ------         ------          -------
Net increase (decrease) in net asset value                          $ 2.75         $(0.95)         $ (0.49)
                                                                    ------         ------          -------
Net asset value, end of period                                      $11.31         $ 8.56          $  9.51
                                                                    ======         ======          =======
Total return*                                                        45.58%          0.31%           (3.65)%
Ratio of net expenses to average net assets+                          0.75%          0.75%            0.75%**
Ratio of net investment income to average net assets+                 9.76%         10.79%            7.17%**
Portfolio turnover rate                                                124%            47%              89%**
Net assets, end of period (in thousands)                            $  848         $  642          $   713
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       14.37%         18.70%           30.55%**
  Net investment income (loss)                                       (3.68)%        (7.16)%         (22.63)%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                        0.75%          0.75%            0.75%**
  Net investment income                                               9.76%         10.79%            7.17%**

(a) The Fund Commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements. 31

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Year Ended     12/1/03 (a)
                                                       10/31/05      to 10/31/04
CLASS B
Net asset value, beginning of period                   $ 11.76         $ 11.47
                                                       -------         -------
Increase from investment operations:
  Net investment income                                $  0.80         $  0.82
  Net realized and unrealized gain on investments
    and foreign currency transactions                     0.09            0.49
                                                       -------         -------
  Net increase from investment operations              $  0.89         $  1.31
Distributions to shareowners:
  Net investment income                                  (0.80)          (0.81)
  Net realized gain                                          -           (0.21)
                                                        ------         -------
Total distributions                                    $ (0.80)        $ (1.02)
                                                       -------         -------
Redemption Fee                                         $     -(c)      $     -
                                                       -------         -------
Net increase in net asset value                        $  0.09         $  0.29
                                                       -------         -------
Net asset value, end of period                         $ 11.85         $ 11.76
                                                       =======         =======
Total return*                                             7.62%          12.12%
Ratio of net expenses to average net assets+              1.91%           1.58%**
Ratio of net investment income to average
  net assets+                                             6.57%           7.26%**
Portfolio turnover rate                                     36%             50%
Net assets, end of period (in thousands)               $98,462         $20,408
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.97%           2.20%**
  Net investment income                                   6.51%           6.64%**
Ratios with waiver of management fees paid by PIM
  and reduction for fees paid indirectly:
  Net expenses                                            1.91%           1.58%**
  Net investment income                                   6.57%           7.26%**

(a)  Class B shares were first publicly offered on December 1, 2003.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


32 The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year Ended      12/1/03 (a)
                                                      10/31/05       to 10/31/04
CLASS C
Net asset value, beginning of period                  $  11.74         $ 11.47
                                                      --------         -------
Increase from investment operations:
  Net investment income                               $   0.80         $  0.77
  Net realized and unrealized gain on investments
    and foreign currency transactions                     0.08            0.47
                                                      --------         -------
  Net increase from investment operations             $   0.88         $  1.24
Distributions to shareowners:
  Net investment income                                  (0.80)          (0.76)
  Net realized gain                                          -           (0.21)
                                                      --------         -------
Total distributions                                   $  (0.80)        $ (0.97)
                                                      --------         -------
Redemption Fee                                        $      -(c)      $     -
                                                      --------         -------
Net increase in net asset value                       $   0.08         $  0.27
                                                      --------         -------
Net asset value, end of period                        $  11.82         $ 11.74
                                                      ========         =======
Total return*                                             7.60%          11.45%
Ratio of net expenses to average net assets+              1.84%           1.51%**
Ratio of net investment income to average
  net assets+                                             6.63%           7.30%**
Portfolio turnover rate                                     36%             50%
Net assets, end of period (in thousands)              $288,314         $92,501
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.91%           2.11%**
  Net investment income                                   6.56%           6.70%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                            1.84%           1.51%**
  Net investment income                                   6.63%           7.30%**

(a)  Class C shares were first publicly offered on December 1, 2003.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements. 33

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund shares, including Class A Shares, were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of October 31, 2005 securities fair valued aggregated 0.44% of net assets. Temporary cash investments are valued at amortized cost.

     Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund losses from adverse events affecting a particular issuer.

     The Fund investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

     political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At October 31, 2005, the Fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                    2005             2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $35,694,337      $6,066,756
  Long-term capital gain                 -          15,591
                               -----------      ----------
  Total                        $35,694,337      $6,082,347
                               ===========      ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005:

--------------------------------------------------------------------------------
                                        2005
--------------------------------------------------------------------------------
  Undistributed ordinary income     $ 2,825,576
  Undistributed long-term gain        2,101,843
  Dividend payable                   (2,128,749)
  Unrealized appreciation            (6,920,819)
                                    -----------
  Total                             $(4,122,149)
                                    ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to accrued interest on defaulted bonds.

     At October 31, 2005, the Fund has reclassified $176,589 to increase undistributed net investment income and $176,589 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax difference. The reclassification has no impact on the net assets of the Fund and presents the Fund capital accounts on a tax basis.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $408,932 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2005.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund investment adviser, manages the Fund portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund average daily net assets up to $500 million; and 0.65% of the next
$500 million; and 0.60% on the assets over $1 billion.

Effective March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund expenses to 1.10%, 2.00% and 2.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through March 1, 2008 for Class A shares and through March 1, 2006 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2005, $42,517 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $84,099 in transfer agent fees payable to PIMSS at October 31, 2005.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $106,316 in distribution fees payable to PFD at October 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2005, CDSCs in the amount of $238,425 were paid to PFD.

Effective March 2, 2004, the Fund charges a 2.00% redemption fee on Class A, Class B, and Class C shares redeemed within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund prospectus. For the year ended October 31, 2005, the Fund collected $95,912 in redemption fees, which are included in the Fund capital account.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2005, the Fund expenses were reduced by $9,105 under such arrangements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Global High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Global High Yield Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers, were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Global High Yield Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Boston, Massachusetts
December 13, 2005

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund Board of Trustees provides broad supervision over the Fund affairs. The officers of the Fund are responsible for the Fund operations. The Fund Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund statement of additional information provides more detailed information regarding the Fund Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name and Age              With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of     Trustee since       Deputy Chairman and a Director of Pioneer    Chairman and Director
                          the Board,      2001. Serves        Global Asset Management S.p.A. ("PGAM");     of ICI Mutual Insurance
                          Trustee and     until successor     Non-Executive Chairman and a Director of     Company; Director
                          President       trustee is          Pioneer Investment Management USA Inc.       of Harbor Global
                                          elected or          ("PIM-USA"); Chairman and a Director of      Company, Ltd.
                                          earlier             Pioneer; Director of Pioneer Alternative
                                          retirement or       Investment Management Limited (Dublin);
                                          removal             President and a Director of Pioneer
                                                              Alternative Investment Management (Bermuda)
                                                              Limited and affiliated funds; President and
                                                              Director of Pioneer Funds Distributor, Inc.
                                                              ("PFD"); President of all of the Pioneer
                                                              Funds; and Of Counsel (since 2000, partner
                                                              prior to 2000), Wilmer Cutler Pickering
                                                              Hale and Dorr LLP (counsel to PIM-USA and
                                                              the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Osbert M. Hood (53)**     Trustee and     Trustee since       President and Chief Executive Officer,       None
                          Executive Vice  June, 2003. Serves  PIM-USA since May 2003 (Director since
                          President       until successor     January 2001); President and Director of
                                          trustee is elected  Pioneer since May 2003; Chairman and
                                          or earlier          Director of Pioneer Investment Management
                                          retirement or       Shareholder Services, Inc. ("PIMSS") since
                                          removal             May 2003; Executive Vice President of all
                                                              of the Pioneer Funds since June 2003;
                                                              Executive Vice President and Chief
                                                              Operating Officer of PIM-USA, November 2000
                                                              to May 2003

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name, Age and Address     With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Trustee
David R. Bock **(61)      Trustee         Trustee since       Senior Vice President and Chief Financial    Director of The
3050 K. Street NW,                        2005. Serves until  Officer, I-trax, Inc. (publicly traded       Enterprise Social
Washington, DC 20007                      successor trustee   health care services company) (2001 -        Investment Company
                                          is elected or       present); Managing Partner, Federal City     (privately-held
                                          earlier retirement  Capital Advisors (boutique merchant bank)    affordable housing
                                          or removal.         (1995 - 2000; 2002 to 2004); Executive Vice  finance company);
                                                              President and Chief Financial Officer,       Director of New York
                                                              Pedestal Inc. (internet-based mortgage       Mortgage Trust (publicly
                                                              trading company) (2000 - 2002)               traded mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================

Mary K. Bush (57)         Trustee         Trustee since       President, Bush International                Director of Brady
3509 Woodbine Street,                     2001. Serves until  (international financial advisory firm)      Corporation (industrial
Chevy Chase, MD 20815                     successor trustee                                                identification and
                                          is elected or                                                    specialty coated material
                                          earlier retirement                                               products manufacturer),
                                          or removal                                                       Millennium Chemicals,
                                                                                                           Inc. (commodity
                                                                                                           chemicals), Mortgage
                                                                                                           Guaranty Insurance
                                                                                                           Corporation, and R.J.
                                                                                                           Reynolds Tobacco
                                                                                                           Holdings, Inc. (tobacco)
====================================================================================================================================

Margaret B.W. Graham      Trustee         Trustee since       Founding Director, The Winthrop Group, Inc.  None
(58)                                      2001. Serves until  (consulting firm); Professor of Management,
1001 Sherbrooke Street                    successor trustee   Faculty of Management, McGill University
West, Montreal, Quebec,                   is elected or
Canada H3A 1G5                            earlier retirement
                                          or removal
====================================================================================================================================

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name, Age and Address     With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Trustee
Marguerite A. Piret (57)  Trustee         Trustee since       President and Chief Executive Officer,       Director of New America
One Boston Place, 28th                    2001. Serves until  Newbury, Piret & Company, Inc. (investment   High Income Fund, Inc.
Floor, Boston, MA 02108                   successor trustee   banking firm)                                (closed-end investment
                                          is elected or                                                    company)
                                          earlier retirement
                                          or removal
====================================================================================================================================

Stephen K. West (77)      Trustee         Trustee since       Senior Counsel, Sullivan & Cromwell (law     Director, The Swiss
125 Broad Street,                         2001. Serves until  firm)                                        Helvetia Fund, Inc.
New York, NY 10004                        successor trustee                                                (closed-end investment
                                          is elected or                                                    company) and AMVESCAP PLC
                                          earlier retirement                                               (investment managers)
                                          or removal
====================================================================================================================================

John Winthrop (69)        Trustee         Trustee since       President, John Winthrop & Co., Inc.         None
One North Adgers Wharf,                   2001. Serves until  (private investment firm)
Charleston, SC 29401                      successor trustee
                                          is elected or
                                          earlier retirement
                                          or removal
====================================================================================================================================

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name and Age              With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Officer
Dorothy E. Bourassa (57)  Secretary       Since 2003. Serves  Secretary of PIM-USA; Senior Vice President  None
                                          at the discretion   - Legal of Pioneer; and Secretary/Clerk of
                                          of the Board        most of PIM-USA's subsidiaries; and
                                                              Secretary of all of the Pioneer Funds since
                                                              September 2003 (Assistant Secretary from
                                                              November 2000 to September 2003)
====================================================================================================================================

Christopher J. Kelley     Assistant       Since 2003. Serves  Assistant Vice President and Senior Counsel  None
(40)                      Secretary       at the discretion   of Pioneer since July 2002; Vice President
                                          of the Board        and Senior Counsel of BISYS Fund Services,
                                                              Inc. (April 2001 to June 2002); Senior Vice
                                                              President and Deputy General Counsel of
                                                              Funds Distributor, Inc. (July 2000 to April
                                                              2001; and Assistant Secretary of all
                                                              Pioneer Funds since September 2003
====================================================================================================================================

David C. Phelan (48)      Assistant       Since 2003. Serves  Partner, Wilmer Cutler Pickering Hale and    None
                          Secretary       at the discretion   Dorr LLP; Assistant Secretary of all
                                          of the Board        Pioneer Funds since September 2003
====================================================================================================================================

Vincent Nave (60)         Treasurer       Since 2001. Serves  Vice President - Fund Accounting,            None
                                          at the discretion   Administration and Custody Services of
                                          of the Board        Pioneer; and Treasurer of all of the
                                                              Pioneer Funds
====================================================================================================================================

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name and Age              With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Officer
Mark E. Bradley (45)      Assistant       Since September,    Deputy Treasurer of Pioneer since 2004;      None
                          Treasurer       2004. Serves at     Treasurer and Senior Vice President, CDC
                                          the discretion of   IXIS Asset Management Services from 2002 to
                                          the Board           2003; Assistant Treasurer and Vice
                                                              President, MFS Investment Management from
                                                              1997 to 2002; and Assistant Treasurer of
                                                              all of the Pioneer Funds since November
                                                              2004
====================================================================================================================================

Luis I. Presutti (40)     Assistant       Since 2001. Serves  Assistant Vice President - Fund Accounting,  None
                          Treasurer       at the discretion   Administration and Custody Services of
                                          of the Board        Pioneer; and Assistant Treasurer of all of
                                                              the Pioneer Funds
====================================================================================================================================

Gary Sullivan (47)        Assistant       Since 2002. Serves  Fund Accounting Manager - Fund Accounting,   None
                          Treasurer       at the discretion   Administration and Custody Services of
                                          of the Board        Pioneer; and Assistant Treasurer of all of
                                                              the Pioneer Funds since May 2002
====================================================================================================================================

Katherine Kim Sullivan    Assistant       Since September,    Fund Administration Manager - Fund           None
(31)                      Treasurer       2003. Serves at     Accounting,  Administration and Custody
                                          the discretion of   Services since June 2003; Assistant Vice
                                          the Board           President - Mutual Fund Operations of State
                                                              Street Corporation from June 2002 to June
                                                              2003 (formerly Deutsche Bank Asset
                                                              Management); Pioneer Fund Accounting,
                                                              Administration and Custody Services (Fund
                                                              Accounting Manager from August 1999 to
                                                              May 2002); and Assistant Treasurer of all
                                                              Pioneer Funds since September 2003
====================================================================================================================================

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held  Length of Service                                                Other Directorships
Name and Age              With the Fund   and Term of Office  Principal Occupation During Past Five Years  Held by this Officer
Martin J. Wolin (38)      Chief           Since October,      Chief Compliance Officer of Pioneer          None
                          Compliance      2004. Serves at     (Director of Compliance and Senior Counsel
                          Officer         the discretion of   from November 2000 to September 2004); and
                                          the Board           Chief Compliance Officer of all of the
                                                              Pioneer Funds since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. PIM, the Fund investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a Fund investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                            Pioneer Ibbotson Growth
Pioneer AmPac Growth Fund(1)             Allocation Fund
Pioneer Classic Balanced Fund          Pioneer Ibbotson Moderate
Pioneer Balanced Fund                    Allocation Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund             International/Global Equity
Pioneer Equity Opportunity Fund        Pioneer Emerging Markets Fund
Pioneer Focused Equity Fund            Pioneer Europe Select Equity Fund
Pioneer Fund                           Pioneer International Core Equity Fund
Pioneer Growth Opportunities Fund      Pioneer International Equity Fund
Pioneer Growth Shares                  Pioneer International Value Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund             Fixed Income
Pioneer Oak Ridge Large Cap            Pioneer America Income Trust
  Growth Fund                          Pioneer Bond Fund
Pioneer Oak Ridge Small Cap            Pioneer California Tax Free Income Fund
  Growth Fund**                        Pioneer Florida Tax Free Income Fund
Pioneer Small and Mid Cap              Pioneer Global High Yield Fund
  Growth Fund(2)                       Pioneer Government Income Fund
Pioneer Growth Leaders Fund(3)         Pioneer High Yield Fund
Pioneer Real Estate Shares             Pioneer Municipal Bond Fund
Pioneer Research Fund                  Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund           Pioneer Strategic Income Fund
Pioneer Small Company Fund             Pioneer Tax Free Income Fund
Pioneer Value Fund                     Pioneer Treasury Reserves Fund

Asset Allocation                       Money Market
Pioneer Ibbotson Aggressive            Pioneer Cash Reserves Fund*
  Allocation Fund                      Pioneer Tax Free Money Market Fund
Pioneer Ibbotson Conservative
  Allocation Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

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                            This page for your notes.

--------------------------------------------------------------------------------

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                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $24,035 in 2005 and approximately $20,900 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended October 31, 2005 and 2004 totaled $0 and $10,000, respectively. Fees for audit-related services provided to the Fund in 2004 were for the reviews of the Funds semi annual financial statements.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled $6,800 in 2005 and $6,000 in 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2005 and 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


n/A


(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $16,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.